Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Passenger -American Airlines	$ 18,743	$ 17,947	$ 16,760
-Regional Affiliates	2,914	2,724	2,327
Cargo	669	703	672
Other revenues	2,529	2,605	2,411
Total operating revenues	24,855	23,979	22,170
Expenses
Aircraft fuel	8,717	8,304	6,400
Wages, salaries and benefits	6,897	7,053	6,847
Other rentals and landing fees	1,304	1,432	1,418
Maintenance, materials and repairs	1,400	1,284	1,329
Depreciation and amortization	1,015	1,086	1,093
Commissions, booking fees and credit card expense	1,050	1,062	976
Aircraft rentals	550	662	580
Food service	536	518	490
Special charges	387	725	0
Other operating expenses	2,892	2,907	2,729
Total operating expenses	24,748	25,033	21,862
Operating Income (Loss)	107	(1,054)	308
Other Income (Expense)
Interest income	26	26	26
Interest expense	(662)	(826)	(823)
Interest capitalized	50	40	31
Miscellaneous - net	242	(47)	(48)
Other Income (Expense)	(344)	(807)	(814)
Income (Loss) Before Reorganization Items, Net	(237)	(1,861)	(506)
Reorganization Items, Net	(2,208)	(118)	0
Income (Loss) Before Income Taxes	(2,445)	(1,979)	(506)
Income tax (benefit)	(569)	0	(35)
Net Earnings (Loss)	$ (1,876)	$ (1,979)	$ (471)
Earnings (Loss) Per Share
Basic	$ (5.60)	$ (5.91)	$ (1.41)
Diluted	$ (5.60)	$ (5.91)	$ (1.41)